FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 401
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Investment, Fair Value and NAV
A summary of the net assets of the Trust is as follows:

	December 31, 2025	December 31, 2024
Investments at fair value:
Gildan common stock	$9,342,330	$—
Hanesbrands common stock	—	14,149,314
Investment in collective trusts	545,089,404	601,455,147
Investment in registered investment companies	26,758,057	34,063,048
Money market fund	246,183	361,188
Total investment assets at fair value	581,435,974	650,028,697
Non-interest bearing cash	24,526	—
Net receivables	63,505	101,653

Investments, at fair value	$581,524,005	$650,130,350
The following table sets forth by level within the fair value hierarchy the Trust’s investment assets accounted for at fair value on a recurring basis at December 31, 2025 and 2024, respectively. As required by the accounting rules, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels.

	Investment Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Gildan common stock	$9,342,330	$—	$—	$9,342,330
Registered investment companies	26,758,057	—	—	26,758,057
Money market fund	246,183	—	—	246,183
Collective trusts (1)	—	—	—	545,089,404

Total investment assets at fair value	$36,346,570	$—	$—	$581,435,974

	Investment Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Hanesbrands common stock	$14,149,314	$—	$—	$14,149,314
Registered investment companies	34,063,048	—	—	34,063,048
Money market fund	361,188	—	—	361,188
Collective trusts (1)	—	—	—	601,455,147

Total investment assets at fair value	$48,573,550	$—	$—	$650,028,697

(1)Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the tables above are intended to permit reconciliation of the fair value hierarchy to the investments valued at fair value within Note C and ultimately to the amounts presented in the Statements of Net Assets Available for Benefits.